Other Gains And Losses, Net	12 Months Ended
Apr. 30, 2022
Disclosure Of Other Gains And Losses Net [Abstract]
Other Gains And Losses, Net
10.	OTHER GAINS AND LOSSES, NET

	2020	2021	2022
	HK$	HK$	HK$

Net exchange gain (loss)	343	(377)	4,592
Recovery of accounts and other receivables written off	—	71	154
Change in fair value on derivative financial liabilities (note 23(iii))	(5,929)	—	—

	(5,586)	(306)	4,746